Income Taxes	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

12. Income taxes

Tax Reform

Argentina

On December 27, 2017, the Argentine Senate approved a comprehensive income tax reform effective since January 1, 2018. Among the key features of the bill, (i) reduces the current 35% income tax rate to 30% for 2018 and 2019, and to 25% as from 2020; (ii) imposes a dividend withholding tax paid by an Argentine entity of 7% for 2018 and 2019, increasing to 13% as from 2020; (iii) repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018; iv) imposes income tax on indirect sales of assets located in Argentina for new stock acquisition, when Argentinean assets represent at least 30% of the value of the foreign entity; v) creates new rules applicable to controlled foreign companies for tax recognition of foreign profit investment; vi) introduces taxation of foreign digital services on VAT for B2C (business to consumer) transactions; vii) establishes an advance pricing agreement regime and, viii) establishes a mutual agreement procedure for tax treaty interpretation disputes.

USA

On December 22, 2017, the U.S. government enacted a comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act made broad and complex changes to the U.S. tax code, including, but not limited to, (1) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years and (2) bonus depreciation that will allow for full expensing of qualified property.

The Tax Act also established new tax laws that came into effect on January 1, 2018, including, but not limited to: (a) the elimination of the corporate alternative minimum tax (AMT); (b) the creation of the base erosion anti-abuse tax (BEAT), a new minimum tax; (c) a general elimination of U.S. federal income taxes on dividends from foreign subsidiaries -participation exemption system-; (d) a new provision designed to tax global intangible low-taxed income (GILTI), which allows for the possibility of using foreign tax credits (FTCs) and a deduction of up to 50 percent to offset income tax liability (subject to some limitations); (e) a new limitation on deductible interest expense; (f) the repeal of the domestic production activity deduction; (g) limitations on the deductibility of certain executive compensation; (h) limitations on the use of FTCs to reduce the U.S. income tax liability; and (i) limitations on net operating losses (NOLs) generated after December 31, 2017, to 80 percent of taxable income and the elimination of expiration rules.

The Deemed Repatriation Transition Tax (Transition Tax) is a tax on previously untaxed accumulated and current earnings and profits (E&P) of certain of our foreign subsidiaries. To determine the amount of the Transition Tax, the Company must determine, in addition to other factors, the amount of post-1986 E&P of the relevant subsidiaries, as well as the amount of non-U.S. income taxes paid on such earnings. The company estimates that no tax liability related to the Transition Tax is expected to be due. Accordingly, no adjustments have been made to income tax expense. The Transition Tax calculation will not be finalized until the Despegar.com, Corp Federal Income Tax return is filed.

The Tax Act created a new requirement that certain income (i.e., GILTI) earned by controlled foreign corporations (CFCs) must be included in the gross income of the CFCs’ U.S. shareholder. GILTI is the excess of the shareholder’s “net CFC tested income” over the net deemed tangible income return, which is currently defined as the excess of (1) 10 percent of the aggregate of the U.S. shareholder’s pro rata share of the qualified business asset investment of each CFC with respect to which it is a U.S. shareholder over (2) the amount of certain interest expenses taken into account in the determination of net CFC-tested income.

Under U.S. GAAP, the Company was allowed to make an accounting policy choice of either (1) treat GILTI as a period cost if and when incurred, or (2) recognize deferred taxes for basis differences that are expected to reverse as GILTI in future years. The Company selected the period cost method. Accordingly, the Company has not recorded any impact in connection with the potential GILTI tax as of June 30, 2018 and December 31, 2017.

The Company’s management considers the earnings of our foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings, exchange rate differences or state income taxes, and for that reason has not recorded a deferred tax liability.